Expense Example, No Redemption (Vanguard Admiral Treasury Money Market Fund - Investor Shares, Vanguard Admiral Treasury Money Market Fund, USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Admiral Treasury Money Market Fund - Investor Shares | Vanguard Admiral Treasury Money Market Fund
Expense Example, No Redemption:
1 YEAR	$ 12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154